Provisions - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Current	€ 58	€ 69
Non‑current	37	57
Total	€ 95	€ 126	€ 96